Subsequent Events	9 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 Subsequent Events

No events occurred subsequent to March 31, 2014 that would require adjustment to the accompanying financial statements or footnotes other than those disclosed in the notes above and the event listed below:

On May 5, 2014, the Company entered into a lease agreement for approximately 27,000 square feet of office, lab and clean room space in Louisville, Colorado. The lease is for 72 months with a base rent starting at $12.74 per square foot with annual rent escalations